Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net revenues	$ 25,973,963	$ 16,192,503	$ 6,425,338
Net revenues from related parties	21,066,741	9,146,994	5,854,383
Total revenues	47,040,704	25,339,497	12,279,721
Cost of revenues	20,474,072	17,199,866	7,182,081
Cost of revenues from related parties	5,669,252		556,692
Total cost of revenues	26,143,324	17,199,866	7,738,773
Gross profit	20,897,380	8,139,631	4,540,948
Operating expenses:
Selling, general and administrative	12,025,924	5,452,349	3,146,521
Total operating expenses	12,025,924	5,452,349	3,146,521
Income from operations	8,871,456	2,687,282	1,394,427
Interest expense	658,290	242,707	155,553
Interest income	(26,632)	(112,592)	(5,091)
Government grants	(627,748)	(513,538)	(1,750,726)
Other expenses (income)	(1,162)	3,956	12,534
Total other expenses (income)	2,748	(379,467)	(1,587,730)
Income before income taxes provisions	8,868,708	3,066,749	2,982,157
Income tax provisions	1,657,279	475,818	548,437
Net income	7,211,429	2,590,931	2,433,720
Other comprehensive income (loss)
Foreign currency translation adjustment	(1,159,084)	535,810	(383,947)
Total comprehensive income	$ 6,052,345	$ 3,126,741	$ 2,049,773
Earnings per common share
Basic	$ 0.67	$ 0.26	$ 0.28
Diluted	$ 0.67	$ 0.26	$ 0.28
Weighted average common shares outstanding
Basic	10,809,000	9,864,479	8,767,738
Diluted	10,809,000	9,864,479	8,767,738